Revenues (Tables)	12 Months Ended
Apr. 30, 2023
Revenues [Abstract]
Schedule of Revenues Disaggregated by Service Lines	The following table presents the Company’s revenues disaggregated by service lines for the years ended April 30, 2021, 2022 and 2023:
	April 30, 2021	April 30, 2022	April 30, 2023	April 30, 2023
	JPY	JPY	JPY	USD
OPERATING REVENUES
Software and system development services	95,270,416	234,732,715	21,874,517	160,854
Consulting and solution services	120,941,032	228,986,136	22,435,120	164,976
Sale of NFTs	—	—	2,258,892	16,611
TOTAL OPERATING REVENUES	216,211,448	463,718,851	46,568,529	342,441